CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Credit Facilities
Schedule of short-term bank loans

Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2023	2022
Xiamen Rural Commercial Bank	February 2023	6.58%	Guarantee by 14 property rights	273,713	473,825
Total				$273,713	$473,825